Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000221782 | Accenture plc, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000221782 | Autodesk, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000221782 | eBay, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000221782 | Paychex, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Lennox International, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Home Depot, Inc. (The), 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Revvity, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Hilton Worldwide Holdings, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Medtronic plc, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Southwest Airlines Company, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221782 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221782 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221782 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221782 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221782 | 548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221782 | 291011104 | Emerson Electric Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221782 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221782 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221782 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000221781 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221781 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221781 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221781 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221781 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221781 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221781 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221781 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221781 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221781 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000221781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000221781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000221781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221781 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.90%
C000221781 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%